Subsequent Events (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Issuance of Common Stock			$ 1,994,800
Proceeds from sale and disposal of equipment	1,802,333	0	1,154,180	257,557
Subsequent Event [Member]
Issuance of Common Stock			1,200,000
Common Stock Issued Per Share			$ 0.35
Proceeds from sale and disposal of equipment			534,000
Construction in Progress, Gross			233,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges			$ 301,000